Other Long-term Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Restricted Stock Units (RSU) CNY	Dec. 31, 2011 Restricted Stock Units (RSU) CNY
Accrued liabilities, noncurrent
RSU long-term payable				99,768	63,690
Other		200	200
Total non-current accrued liabilities	$ 16,046	99,968	63,890